Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets
Investment in partnership	$ 6,877,827
Net Operating Loss	1,575,425
163(j)	160,527
Deferred Tax Assets	8,613,779
Valuation Allowance	(8,613,779)
Net deferred tax asset
Deferred Tax Liabilities
Other	(67,223)
Deferred Tax Liabilities	(67,223)
Net deferred tax asset/ (liability)	$ (67,223)